Staff Expenses - Summary of Number of Employees (Detail) - Employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of employees at full time equivalent basis	52,233	51,504	51,943
Netherlands [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of employees at full time equivalent basis	13,600	13,141	13,660
International [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total average number of employees at full time equivalent basis	38,633	38,363	38,283